Derivative Financial Instruments - Disclosure Details of the Changes in Equinox Gold Warrants (Details) - Share Purchase Warrants	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Derivative Financial Instruments [Line Items]
Outstanding - beginning balance (in shares) | shares	1,669,517	19,025,158
Issued in acquisition (in shares) | shares		393,400
Exercised (in shares) | shares	(405,164)	(1,361,549)
Expired (in shares) | shares	(662,000)	(16,387,492)
Outstanding - ending balance (in shares) | shares	602,353	1,669,517
Outstanding - beginning balance (in dollars per share) | $ / shares	$ 8.69	$ 14.00
Issued in acquisition (in dollars per share) | $ / shares		10.42
Exercised (in dollars per share) | $ / shares	10.27	8.42
Expired (in dollars per share) | $ / shares	10.81	14.92
Outstanding - ending balance (in dollars per share) | $ / shares	$ 5.30	$ 8.69